GOODWILL	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
7. GOODWILL

	As of December 31, 2012	Acquisitions	Impairments	As of December 31, 2013
Goodwill:
Shipping	$-	$-	$-	$-
Coal	-	28,007	-	28,007
Total goodwill	$-	$28,007	$-	$28,007

Accumulated impairment losses:
Shipping	$-	$-	$-	$-
Coal	-	-	-	-
Total accumulated impairment losses	$-	$-	$-	$-

Goodwill, net:
Shipping	$-	$-	$-	$-
Coal	-	28,007	-	28,007
Total goodwill, net	$-	$28,007	$-	$28,007